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David W. Freese

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May 11, 2012

VIA EDGAR Filing Desk U.S. Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

Re:	Equinox Funds Trust File Nos. 333-168569 and 811-22447

Ladies and Gentlemen:

On behalf of Equinox Funds Trust (the “Trust”), and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the prospectus, dated May 1, 2012, for the Equinox Abraham Strategy Fund, Equinox Cantab Strategy Fund, Equinox Chesapeake Strategy Fund, Equinox Crabel Two Plus Strategy Fund and Equinox Tiverton Strategy Fund (the “Funds”), each a series of the Trust. The 497(c) is being filed for the sole purpose of submitting the exhibits containing interactive data format risk/return summary information for the Funds.

If you have any questions, please contact the undersigned at 215.981.4080.

Very truly yours,
/s/ David W. Freese
David W. Freese

cc:

Mr. Robert J. Enck, President of Equinox Funds Trust

John M. Ford, Esq.

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